FEDERATED AMERICAN LEADERS FUND, INC.
(formerly, American Leaders Fund, Inc.)
Class B Shares
FEDERATED EQUITY INCOME FUND, INC.
(formerly, Liberty Equity Income Fund, Inc.)
Class B Shares
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES, INC.
(formerly, Fund for U.S. Government Securities, Inc.)
Class B Shares
FEDERATED MUNICIPAL SECURITIES FUND, INC.
(formerly, Liberty Municipal Securities Fund, Inc.)
Class B Shares
FEDERATED UTILITY FUND, INC.
(formerly, Liberty Utility Fund, Inc.)
Class B Shares
LIBERTY U.S. GOVERNMENT MONEY MARKET TRUST
Class B Shares

SUPPLEMENT TO PROSPECTUSES DATED MAY 31, 1996, MAY 31, 1996, MAY 31, 1996, MAY 31, 1996, APRIL 30, 1996 AND MAY 31, 1996, RESPECTIVELY.
1.Please delete in its entirety the section entitled ``ELIMINATION OF CONTINGENT DEFERRED SALES CHARGE''on page 20 of the Federated American Leaders Fund, Inc. prospectus, page 24 of the Federated Equity Income Fund, Inc. prospectus, page 21 of the Federated Fund for U.S. Government
  Securities, Inc. prospectus, page 21 of the Federated Municipal Securities Fund, Inc. prospectus, page 25 of the Federated Utility Fund, Inc. prospectus and page 16 of the Liberty U.S. Government Money Market Trust prospectus, respectively, and replace with the following:
     `ELIMINATION OF CONTINGENT DEFERRED SALES CHARGE
     The contingent deferred sales charge will be eliminated with respect to the following redemptions: (1) redemptions following the death or disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, of the last surviving shareholder; (2) redemptions representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 70 1/2; (3) involuntary redemptions by the Fund/Trust of Shares in shareholder accounts that do not comply with the minimum balance requirements; and (4) qualifying redemptions of Class B Shares under a Systematic Withdrawal Program. To qualify for elimination of the contingent deferred sales charge through a Systematic Withdrawal Program, the redemptions of Class B Shares must be from an account: that is at least 12 months old, has all Fund/Trust distributions reinvested in Fund/Trust

     Shares, and has a value of at least $10,000 when the Systematic Withdrawal Program is established. Qualifying redemptions may not exceed 1.00% monthly of the account value as periodically determined by the Fund/Trust. For more information regarding the elimination of the contingent deferred sales charge through a Systematic Withdrawal Program contact your financial intermediary or the Fund/Trust. No contingent deferred sales charge will be imposed on redemptions of Shares held by Directors/Trustees, employees and sales representatives of the Fund/Trust, the distributor, or affiliates of the Fund/Trust or distributor, and their immediate family members; employees of any financial institution that sells Shares of the Fund/Trust pursuant to a sales agreement with the distributor; and spouses and children under the age of 21 of the aforementioned persons. Finally, no contingent deferred sales charge will be imposed on the redemption of Shares originally purchased through a bank trust department, an investment adviser registered under the Investment Advisers Act of 1940 or retirement plans where the third party administrator has entered into certain arrangements with Federated Securities Corp. or its affiliates, or any other financial institution, to the extent that no payments were advanced for purchases made through such entities. The Fund/Trust reserves the right to discontinue or modify the elimination of the contingent deferred sales charge. Shareholders will be notified of a discontinuation. Any Shares purchased prior to the termination of such waiver would have the contingent deferred sales charge eliminated as provided in the Fund's/Trust's prospectus at the time of the purchase of the Shares. If a shareholder making a redemption qualifies for an elimination of the contingent deferred sales charge, the shareholder must notify Federated Securities Corp. or the transfer agent in writing that the shareholder is entitled to such elimination.''
                                                            October 1, 1996
Federated Securities Corp. is the distributor of the Funds and is a subsidiary of Federated Investors.
Cusip 313914202
Cusip 313915209
Cusip 314182205
Cusip 313913204
Cusip 314286204
Cusip 531485209
014036 (10/96)





FEDERATED AMERICAN LEADERS FUND, INC.
(formerly, American Leaders Fund, Inc.)
Class B Shares
FEDERATED EQUITY INCOME FUND, INC.
(formerly, Liberty Equity Income Fund, Inc.)
Class B Shares
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES, INC.
(formerly, Fund for U.S. Government Securities, Inc.)
Class B Shares
FEDERATED MUNICIPAL SECURITIES FUND, INC.
(formerly, Liberty Municipal Securities Fund, Inc.)
Class B Shares
FEDERATED UTILITY FUND, INC.
(formerly, Liberty Utility Fund, Inc.)
Class B Shares
LIBERTY U.S. GOVERNMENT MONEY MARKET TRUST
Class B Shares

SUPPLEMENT TO STATEMENTS OF ADDITIONAL INFORMATION DATED MAY 31, 1996, MAY 31, 1996, MAY 31, 1996, MAY 31, 1996, APRIL 30, 1996 AND MAY 31, 1996,
RESPECTIVELY.

Please insert the following directly after the section entitled `REDEEMING SHARES''on page 14 of the Federated American Leaders Fund, Inc. Statement of Additional Information (`SAI''), page 18 of the Federated Equity Income Fund, Inc. SAI, page 11 of the Federated Fund for U.S. Government Securities, Inc. SAI, page 12 of the Federated Municipal Securities Fund, Inc. SAI, page 16 of the Federated Utility Fund, Inc. SAI and directly following the section entitled `REDEMPTION IN KIND'' on page 13 of the Liberty U.S. Government Money Market Trust SAI:

     `ELIMINATION OF THE CONTINGENT DEFERRED SALES CHARGE
     The amounts that a shareholder may withdraw under a Systematic Withdrawal Program that qualify for elimination of the Contingent Deferred Sales Charge may not exceed 12% annually with reference initially to the value of the Class B Shares upon establishment of the Systematic Withdrawal Program and then as calculated at the annual valuation date. Redemptions on a qualifying Systematic Withdrawal Program can be made at a rate of 1.00% monthly, 3.00% quarterly, or 6.00% semi-annually with reference to the applicable account valuation amount. Amounts that exceed the 12.00% annual limit for redemption, as described, may be subject to the Contingent Deferred Sales Charge. To the extent that a shareholder exchanges Shares for Class B Shares of other Federated Funds, the time for which the exchanged-for Shares are to be held will be added to the time for which exchanged-from Shares were held for purposes of satisfying the 12 month holding requirement. However, for purposes of meeting the $10,000 minimum account value requirement, Class B Share accounts will not be aggregated.''
                                                            October 1, 1996



Federated Securities Corp. is the distributor of the Funds and is a subsidiary of Federated Investors.
Cusip 313914202
Cusip 313915209
Cusip 314182205
Cusip 314286204
Cusip 313913204
Cusip 531485209
014093 (10/96)